SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND IMPAIRMENT LOSS ON INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Realized gain	¥ 11,019	¥ 10,083
Unrealized loss	20,705	209
Impairment loss	¥ 22,847